Related parties - The guarantees provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BNP Paribas Cardif Life Insurance | Unused credit line
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 10,000	₩ 10,000